Income Taxes	12 Months Ended
Feb. 29, 2024
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

Income tax expenses consist of the following:

	For the Years Ended
	February 28, 2022	February 28, 2023	February 29, 2024
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	7,407	875	1,076	149
Deferred income tax expense (benefit):
PRC	14,436	118	25	4
Total income tax expense	21,843	993	1,101	153

Cayman Islands

Four Seasons Education (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Four Seasons Education (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary, Four Seasons Education (Hong Kong) Limited, which domiciled in Hong Kong, has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK dollar 2,000 of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2022, 2023 and February 29, 2024.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%with the following exceptions.

For qualified small and low-profit enterprises, from January 1, 2021 to December 31, 2021, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended February 28, 2022, 2023 and February 29, 2024, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	8,486	12,455	1,731
Advertising expenses	231	768	107
Donation overspending	5,369	5,200	722
Lease liability	545	570	79
Accrued expenses	13,701	13,678	1,900
Depreciation and amortization	115	119	17
Allowance for doubtful accounts	3,312	3,531	491
Less: valuation allowance	(30,521)	(35,196)	(4,890)
Total deferred tax assets	1,238	1,125	157

Deferred tax liabilities:
Amortization of intangible assets acquired from acquisition	(575)	(450)	(63)
Right-of-use asset	(637)	(675)	(94)
Total deferred tax liabilities	(1,212)	(1,125)	(157)

Net deferred tax assets	26	—	—

The Group considers positive and negative evidence to determine whether some portion or all the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. With the consideration of the duration of statutory carry forward periods and forecasts of future profitability, it has concluded that it is more likely than not that all its deferred tax assets generated from the Group would not be utilized in the future. The Group has provided full allowance of its deferred tax assets. Movement of the valuation allowance is as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Balance at the beginning of the year	(27,368)	(30,521)	(4,240)
Provided	(3,383)	(15,356)	(2,134)
Written off	230	10,681	1,484
Balance at the end of the year	(30,521)	(35,196)	(4,890)

As of February 29, 2024, PRC tax loss carry-forward amounted to RMB59,778 (US$8,305), and would expire from calendar year 2025 to 2029, respectively. HK tax loss carry-forward amounted to RMB12,084 (US$1,679) can be carried forward indefinitely. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB35,196 (US$4,890) had been established as of February 29, 2024.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, regarding tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%.

As of February 28, 2023 and February 29, 2024, there is RMB15,313 ($US2,127) uncertain tax position included in income tax payable that if recognized upon the expiration of the statute limitation would impact the effective tax rate. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. There was no interest and penalty accrued as of February 28, 2023 and February 29, 2024. The Group is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of February 28, 2023 and February 29, 2024.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.

Loss before provision for income taxes is attributable to the following geographic locations for the years ended February 28, 2022, 2023 and February 29, 2024:

	For the Years Ended
	February 28, 2022	February 28, 2023	February 29, 2024
	RMB	RMB	RMB	USD
PRC	(44,126)	(14,937)	4,542	632
Foreign	(16,013)	(17,558)	(666)	(93)
Total Loss before provision of income taxes	(60,139)	(32,495)	3,876	539

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2022, 2023 and February 29, 2024 are as follows:

	For the Years Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	(26%)	3%	21%
Effect of preferential tax rate	(5%)	(3%)	41%
Effect of non-taxable income	14%	1%	(28%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(6%)	(13%)	(18%)
Effect of tax rate change	—	(6%)	(15%)
Effect of valuation allowance	(38%)	(10%)	121%
Effect of true-up on net operating loss	—	—	(118%)
Effective tax rate	(36%)	(3%)	29%

For the year ended February 28, 2022, the non-deductible expenses is mainly due to goodwill impairment. For the year ended February 29, 2024, non-deductible expenses include all non-deductible items for accrued expenses and others. The true-up on net operating loss is mainly due to true-up on differences between the tax loss on PRC tax return and prior year accumulated net operating loss.